Summary of Significant Accounting Policies, Summary of Changes in Fair Value of Warrants (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance		$ 10,709
Loss due to change in fair value of warrants	$ (5,364)	2,059	$ 7,375
Ending balance			10,709
Level 3 [Member] | Public
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	4,226
Beginning balance	7,387	10,709	2,806
Issuance of warrants		519	528
Exercise of warrants	0	(5,900)
Loss due to change in fair value of warrants	(2,853)	2,059	7,375
Ending balance	1,373	4,226
Ending balance		7,387	$ 10,709
Level 3 [Member] | Private
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	11,351
Exercise of warrants	(7,632)
Loss due to change in fair value of warrants	(2,511)
Ending balance	$ 1,208	$ 11,351